Short-Term and Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2014
Composition of Short Term Debt and Weighted Average Contract Interest Rate on Short Term Debt

The composition of short-term debt and the weighted average contract interest rate on short-term debt at March 31, 2013 and 2014 are as follows:

March 31, 2013

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥164,046	0.4%
Short-term debt outside Japan, mainly from banks	104,542	3.3
Commercial paper in Japan	146,944	0.2
Commercial paper outside Japan	4,560	3.8
Notes in Japan	40	0.9
Notes outside Japan	594	4.3

	¥420,726	1.1

March 31, 2014

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥44,488	0.5%
Short-term debt outside Japan, mainly from banks	164,110	3.2
Commercial paper in Japan	89,958	0.2
Commercial paper outside Japan	11,035	3.9

	¥309,591	2.0

Composition of Long Term Debt, Weighted Average Contract Interest Rate on Long Term Debt and Repayment Due Dates

The composition of long-term debt, the weighted average contract interest rate on long-term debt and the repayment due dates at March 31, 2013 and 2014 are as follows:

March 31, 2013

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2014~2025	¥339,565	2.6%
Floating rate	2014~2027	1,233,059	1.1
Insurance companies and others:
Fixed rate	2014~2023	280,729	1.6
Floating rate	2014~2028	246,055	0.9
Unsecured bonds	2014~2021	1,173,902	1.8
Unsecured convertible bonds with stock acquisition rights	2014	50,289	1.0
Unsecured notes under medium-term note program	2014~2018	58,169	2.9
Payables under securitized lease receivables	2014~2019	160,163	0.9
Payables under securitized loan receivables and investment in securities	2014~2039	519,603	4.9

		¥4,061,534	2.0

March 31, 2014

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2015~2030	¥416,417	2.3%
Floating rate	2015~2030	1,475,384	1.1
Insurance companies and others:
Fixed rate	2015~2024	287,403	1.4
Floating rate	2017~2028	251,021	0.7
Unsecured bonds	2015~2024	1,128,788	1.9
Unsecured notes under medium-term note program	2016~2018	46,034	3.2
Payables under securitized lease receivables	2018~2019	122,723	0.8
Payables under securitized loan receivables and investment in securities	2018~2040	131,104	4.1

		¥3,858,874	1.6

Schedule of Long Term Debt Repayment

The repayment schedule for the next five years and thereafter for long-term debt at March 31, 2014 is as follows:

Years ending March 31,	Millions of yen
2015	¥706,325
2016	766,654
2017	806,441
2018	697,123
2019	374,957
Thereafter	507,374

Total	¥3,858,874

Secured Assets for Short Term and Long Term Debt Payables to Financial Institutions

Other than the assets of the consolidated VIEs pledged as collateral for financing described in Note 11 (“Variable Interest Entities”), the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2014:

Millions of yen
Minimum lease payments, loans and investment in operating leases	¥96,083
Investment in securities	130,991
Other operating assets	61,784
Other assets	50,206

¥339,064